Cash and equivalents, marketable securities and short-term investments - Contractual maturities (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Held-to-maturity and available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis	$ 430
Available-for-sale securities, One to five years, Cost basis	160
Available-for-sale securities, Six to ten years, Cost basis	51
Available-for-sale securities, Total Cost basis	641
Available-for-sale securities, Less than one year, Fair value	430
Available-for-sale securities, One to five years, Fair value	161
Available-for-sale securities, Six to ten years, Fair value	51
Available-for-sale securities, Total Fair value	642
Held-to-maturity Securities, One to five years, Cost basis	99
Cost basis	99
Held-to-maturity Securities, One to five years, Fair value	110
Held-to-maturity Securities, Total Fair value	110
Available-for-sale marketable securities pledged as collateral	$ 92	$ 95